Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Items [Member]
Balance (in shares) at Dec. 31, 2013		369.6			7.6
Balance at Dec. 31, 2013	$ 16,856.1	$ 369.6	$ 8,222.6	$ 8,753.3	$ (412.2)	$ (77.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		4.0			0.4
Issuance of shares under employees' and directors' stock plans	121.6	$ 4.0	161.3		$ (43.7)
Issuance of shares (in shares)		34.9
Issuance of shares	2,942.3	$ 34.9	2,907.4
Stock-based compensation	117.1		117.1
Tax benefit related to employees' and directors' stock plans	65.4		65.4
Dividends declared	(240.8)			(240.8)
Net Income	1,894.4			1,894.4
Other comprehensive items	(1,207.8)					(1,207.8)
Other	(0.2)		(0.2)
Balance (in shares) at Dec. 31, 2014		408.5			8.0
Balance at Dec. 31, 2014	20,548.1	$ 408.5	11,473.6	10,406.9	$ (455.9)	(1,285.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		3.4			0.4
Issuance of shares under employees' and directors' stock plans	90.8	$ 3.4	139.4		$ (52.0)
Stock-based compensation	125.0		125.0
Tax benefit related to employees' and directors' stock plans	63.2		63.2
Purchases of company common stock (in shares)					3.9
Purchases of company common stock	(500.0)				$ (500.0)
Dividends declared	(240.0)			(240.0)
Net Income	1,975.4			1,975.4
Other comprehensive items	(712.3)					(712.3)
Balance (in shares) at Dec. 31, 2015		411.9			12.3
Balance at Dec. 31, 2015	21,350.2	$ 411.9	11,801.2	12,142.3	$ (1,007.9)	(1,997.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		3.2			0.4
Issuance of shares under employees' and directors' stock plans	107.3	$ 3.2	152.2		$ (48.1)
Stock-based compensation	133.5		133.5
Tax benefit related to employees' and directors' stock plans	52.7		52.7
Purchases of company common stock (in shares)					9.0
Purchases of company common stock	(1,250.0)				$ (1,250.0)
Dividends declared	(237.2)			(237.2)
Net Income	2,021.8			2,021.8
Other comprehensive items	(639.0)					(639.0)
Balance (in shares) at Dec. 31, 2016		415.1			21.7
Balance at Dec. 31, 2016	$ 21,539.3	$ 415.1	$ 12,139.6	$ 13,926.9	$ (2,306.0)	$ (2,636.3)